INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of April 30, 2024:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	12.25 years	$693,330	$(403,062)	$290,268
Patents, know-how and unpatented technology	12.25 years	710,060	(370,508)	339,552
Customer relationships	0.25 years	114,536	(110,439)	4,197
Total		1,517,926	(884,009)	633,917

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2024	$63,697
2025	51,416
2026	51,416
2027	51,416
2028	51,416
Total	$269,361

During the three and six months ended April 30, 2024 and 2023, the Company recorded amortization expense of $16,948 and $33,896, and $32,934 and $65,868, respectively.

NOTE 5 – INTANGIBLE ASSETS

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2023:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	12.75 years	$693,330	$(391,214)	$302,116
Patents, know-how and unpatented technology	12.75 years	710,060	(356,648)	353,412
Customer relationships	0.75 years	114,536	(102,251)	12,285
Total		1,517,926	(850,113)	667,813

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The following table sets forth the carrying amounts of intangible assets and goodwill including accumulated amortization as of October 31, 2022:

	Remaining Useful Life	Cost	Accumulated Amortization and Impairment	Net Carrying Value
Trademarks and tradenames	13.75 years	$693,330	$(46,222)	$647,108
Patents, know-how and unpatented technology	13.75 years	710,060	(47,337)	662,723
Customer relationships	1.75 years	114,536	(46,966)	67,570
Total		1,517,926	(140,525)	1,377,401

	Remaining Useful Life	Cost	Impairment	Net Carrying Value
Goodwill	Indefinite	$4,523,040	$(914,091)	$3,608,949

The table below presents anticipated future amortization expense related to the Company’s intangible assets for each of the succeeding five fiscal years ending October 31;

2024	$63,697
2025	51,416
2026	51,416
2027	51,416
2028	51,416
Total	$269,361

During the years ended October 31, 2023 and 2022, the Company recorded amortization expense of $131,736 and $131,735, respectively. The Company also recognized $243,795 of impairment expense related to its Fitore subsidiary and $334,057 of impairment expense related to its InfiniVive subsidiary during the year ended October 31, 2023.